Prepaid expenses and other	9 Months Ended
Sep. 30, 2018
Prepaid expenses and other
Prepaid expenses and other

Note 6 – Prepaid expenses and other

Prepaid expenses and other current assets comprise the following:

	At September 30,	At December 31,
	2018	2017
Gold bullion	$26.1	$14.6
Inventory	1.4	7.1
Prepaid expenses	6.7	17.0
Debt issue costs	0.7	0.7
	$34.9	$39.4